Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 27, 2014	Mar. 29, 2014	Mar. 30, 2013
Prepaid expenses and other current assets
Prepaid rent and property taxes		$ 2,096	$ 1,331
Prepaid advertising		401	186
Prepaid insurance		81	280
Deferred taxes		4,748	2,452
Income tax receivable			31
Deferred loan fees - current		558	548
Other		801	483
Total prepaid expenses and other current assets	$ 7,509	$ 8,685	$ 5,311